Offerings - Offering: 1	Feb. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP0.05 per share
Amount Registered | shares	28,127,576
Proposed Maximum Offering Price per Unit	7.94
Maximum Aggregate Offering Price	$ 223,332,953.44
Fee Rate	0.01531%
Amount of Registration Fee	$ 34,192.28
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of an additional 28,127,576 ordinary shares, nominal value GBP0.05 per share ("Ordinary Shares"), of Verona Pharma plc (the "Registrant") that may become issuable under the Verona Pharma plc Second Amended and Restated 2017 Incentive Award Plan (the "2017 Plan") pursuant to the terms of the 2017 Plan. These shares may be represented by the Registrant's American Depositary Shares ("ADSs"), each of which represents eight Ordinary Shares. The Registrant's ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under separate registration statements on Form F-6 (File Nos. 333-217353 and 333-270342). Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the ADSs as reported on The Nasdaq Global Market on February 20, 2025, divided by eight to reflect the ratio of ADSs to Ordinary Shares as described in footnote (2) above.